Lease	6 Months Ended
Jun. 30, 2024
Lease [Abstract]
Lease

Note 9 — Lease

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended June 30, 2024 and 2023 amounted to $258,823 and $140,499, respectively.

Cash paid for amounts included in the measurement of lease liabilities amounted to $164,221 and $43,010 for the six months ended June 30, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2024	December 31, 2023

Right-of-use assets, net	$457,292	$357,007

Operating lease liabilities - current	352,167	260,728
Operating lease liabilities - non-current	139,820	109,956
Total operating lease liabilities	$491,987	$370,684

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.7 years
Weighted average discount rate	5.0%

The following is a schedule of maturities of lease liabilities as of June 30, 2024:

Twelve months ending June 30,	Amount
2025	$366,206
2026	108,093
2027	36,031
Total future minimum lease payments	510,330
Less: imputed interest	(18,343)
Present value of lease liabilities	$491,987